PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 74,435	$ 63,976
Less: Accumulated depreciation	(28,539)	(23,813)
Property, plant and equipment, net	45,896	40,163
Depreciation expenses	7,530	6,099	$ 4,831
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	907	959
Furniture, fixture and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	10,639	9,475
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	61,735	52,565
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property plant and equipment, gross	$ 1,154	$ 977